Long-Term Debt - 345 Million Term Loan Facility (Details) - $345 million loan facility $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($) item	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Long-Term Debt
Loan facility amount	$ 345.0	$ 345.0	$ 345.0
Number of consecutive quarterly installments | item	20
Balloon payment to be paid	$ 220.0
Minimum liquidity of Partnership		15.0
Incremental minimum liquidity, first 8 vessels with less than 12 months employment contract remaining		1.5
Incremental minimum liquidity, next 12 vessels with less than 12 months employment contract remaining		$ 1.0
Minimum book equity ratio for Partnership		30.00%
Minimum EBITDA to interest ratio for Partnership		2.50%
Maximum market value of vessels as percentage of outstanding loan (in percent)		125.00%
London Interbank Offered Rate (LIBOR) [Member]
Long-Term Debt
Interest margin percentage	2.05%